Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 23, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST II
JPMorgan International Funds
JPMorgan International Research Enhanced Equity Fund
JPMorgan U.S. Equity Funds
JPMorgan Market Expansion Enhanced Index Fund
(each, a “Fund” and together, the “Funds”)
(All Classes)
Supplement dated November 23, 2021
to the current Summary Prospectuses and Prospectuses, as supplemented
As announced on August 11, 2021, the Boards of Trustees have agreed to consider in early 2022 the conversion of the Funds to newly created exchange-traded funds (the “ETFs”) (each, a “Conversion”). If the Conversions are approved, each new ETF will be managed in a substantially similar manner as the current Fund. In connection with the Conversions, the Board of Trustees considered and approved certain actions described below. Each of the actions will be implemented on January 18, 2022 (the “Effective Date”) only if the Boards of Trustees approve the Conversions.
In addition, on the Effective Date, the following paragraph relating to the Funds will be included in the “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Waiver of the Class A and Class C CDSC” section of the Prospectuses:
Beginning on the Effective Date, no CDSC will be imposed on redemptions of the Class A or Class C shares of the Funds.

JPMorgan International Research Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST II
JPMorgan International Funds
JPMorgan International Research Enhanced Equity Fund
(each, a “Fund” and together, the “Funds”)
(All Classes)
Supplement dated November 23, 2021
to the current Summary Prospectuses and Prospectuses, as supplemented
As announced on August 11, 2021, the Boards of Trustees have agreed to consider in early 2022 the conversion of the Funds to newly created exchange-traded funds (the “ETFs”) (each, a “Conversion”). If the Conversions are approved, each new ETF will be managed in a substantially similar manner as the current Fund. In connection with the Conversions, the Board of Trustees considered and approved certain actions described below. Each of the actions will be implemented on January 18, 2022 (the “Effective Date”) only if the Boards of Trustees approve the Conversions.
In addition, on the Effective Date, the following paragraph relating to the Funds will be included in the “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Waiver of the Class A and Class C CDSC” section of the Prospectuses:
Beginning on the Effective Date, no CDSC will be imposed on redemptions of the Class A or Class C shares of the Funds.

JPMorgan Market Expansion Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN TRUST II
JPMorgan U.S. Equity Funds
JPMorgan Market Expansion Enhanced Index Fund
(each, a “Fund” and together, the “Funds”)
(All Classes)
Supplement dated November 23, 2021
to the current Summary Prospectuses and Prospectuses, as supplemented
As announced on August 11, 2021, the Boards of Trustees have agreed to consider in early 2022 the conversion of the Funds to newly created exchange-traded funds (the “ETFs”) (each, a “Conversion”). If the Conversions are approved, each new ETF will be managed in a substantially similar manner as the current Fund. In connection with the Conversions, the Board of Trustees considered and approved certain actions described below. Each of the actions will be implemented on January 18, 2022 (the “Effective Date”) only if the Boards of Trustees approve the Conversions.
In addition, on the Effective Date, the following paragraph relating to the Funds will be included in the “Fees and Expenses of the Fund” section in the Summary Prospectuses and in the “Risk/Return Summary” of the Prospectuses and in the “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION — Waiver of the Class A and Class C CDSC” section of the Prospectuses:
Beginning on the Effective Date, no CDSC will be imposed on redemptions of the Class A or Class C shares of the Funds.